SCHEDULE OF EARNINGS (LOSS) PER SHARE BEFORE AND AFTER RETROSPECTIVE ADJUSTMENT (Details) - $ / shares	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Other Commitments [Line Items]
Earning per share, Basic	$ (0.6480)	$ 0.0425	$ 0.0359
Earning per share, Diluted	$ (0.6480)	$ 0.0425	$ 0.0359
Weighted average number of ordinary shares, Basic	9,016,565	4,943,920	4,273,183
Weighted average number of ordinary shares, Diluted	9,016,565	4,943,920	4,273,183
Before Adjustment [Member]
Other Commitments [Line Items]
Earning per share, Basic		$ 0.3619	$ 0.3057
Earning per share, Diluted		$ 0.3619	$ 0.3057
Weighted average number of ordinary shares, Basic		580,000	501,312
Weighted average number of ordinary shares, Diluted		580,000	501,312
After Adjustment [Member]
Other Commitments [Line Items]
Earning per share, Basic		$ 0.0425	$ 0.0359
Earning per share, Diluted		$ 0.0425	$ 0.0359
Weighted average number of ordinary shares, Basic		4,943,920	4,273,183
Weighted average number of ordinary shares, Diluted		4,943,920	4,273,183